Organization, Description of Business, Reverse Stock Split, Business Disposals and Offerings (Tables)	12 Months Ended
Dec. 31, 2019
BioServe Pvt Ltd [Member]
Schedule of Disposals of Discontinuing Operations

The BioServe disposal resulted in the following (in thousands):

Consideration received:
Cash received at closing	$1,600
Contingent consideration received	213
$1,813

Net assets sold:
Accounts receivable, net	$365
Other current assets	229
Fixed assets, net	608
Goodwill	735
Other noncurrent assets	98
Cash transferred at closing	49
Accounts payable, accrued expenses and deferred revenue	(180)
Deferred rent and other	(13)
$1,891

Loss on disposal of BioServe	$(78)

Interpace Biosciences, Inc [Member]
Schedule of Reconciliation of Consideration Received

The following is a reconciliation of the original gross sales price to the consideration received (in thousands):

Original sales price:
Gross sales price	$23,500
Adjustments to sales price:
Transaction costs	(1,525)
Working capital adjustments	(2,705)
Payment of other expenses	(171)
Total adjustments to sales price	(4,401)
Consideration received	$19,099

BioPharma Business [Member]
Schedule of Disposals of Discontinuing Operations

The BioPharma Disposal resulted in the following (in thousands):

Consideration received:
Cash received at closing	$2,258
Fair value of Excess Consideration Note	6,795
Repayment of ABL and accrued interest	2,906
Repayment of Term Note and accrued interest	6,250
Repayment of certain accounts payable and accrued expenses	890
Net sales price	$19,099

Net assets sold:
Accounts receivable	$4,271
Other current assets	1,142
Fixed assets	2,998
Operating lease right-of-use assets	1,969
Patents and other intangible assets	42
Goodwill	10,106
Accounts payable and accrued expenses	(4,970)
Obligations under operating leases	(2,110)
Obligations under finance leases	(451)
Deferred revenue	(1,046)
$11,951

Gain on disposal of BioPharma Business	$7,148

Clinical Laboratory Business [Member]
Schedule of Disposals of Discontinuing Operations

The Clinical Business disposal resulted in the following (in thousands):

Consideration received:
Cash received at closing	$747
Fair value of Earn-Out from siParadigm	2,376
Advance from siParadigm received in cash	(1,000)
$2,123

Net assets sold:
Goodwill	$1,188
Accounts payable and accrued expenses	(287)
$901

Gain on disposal of Clinical Business	$1,222